Net fee income - Summary of net fee income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Income And Expense [Line Items]
Account services	£ 302	£ 271	£ 239
Funds under management	433	465	424
Cards	56	44	44
Credit facilities	235	246	250
Broking income	354	368	369
Imports/exports	44	40	41
Remittances	101	84	62
Underwriting	171	286	360
Global custody	203	200	220
Corporate finance	124	132	85
Securities others — (including stock lending)	81	76	0
Trust income	49	43	45
Other	453	451	535
Fee income	2,606	2,706	2,674
Less: fee expense	(1,345)	(1,293)	(1,274)
Net fee income	1,261	1,413	1,400
MSS
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	1,301	1,251	1,243
Less: fee expense	(1,439)	(1,245)	(1,209)
Net fee income	(138)	6	34
GB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	817	861	857
Less: fee expense	(173)	(188)	(172)
Net fee income	644	673	685
GBM Other
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	70	89	94
Less: fee expense	(55)	(83)	(123)
Net fee income	15	6	(29)
CMB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	425	415	407
Less: fee expense	(26)	(54)	(51)
Net fee income	399	361	356
WPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	592	633	603
Less: fee expense	(246)	(255)	(245)
Net fee income	346	378	358
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	(599)	(543)	(530)
Less: fee expense	594	532	526
Net fee income	£ (5)	£ (11)	£ (4)